Financial risk management - Disclosure of contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 38,819	$ 37,333
Term loan facility	48,230	0
Silver contract liability	37,521	$ 14,568
Other Long Term Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	38,819
Credit facility	7,600
Interest on credit facility	357
Term loan facility	53,191
Interest and fees on term loan facility	19,813
Royalty payable	2,753
Metals contract liability	41,026
Silver contract liability	37,521
Projected pension contributions	7,159
Decommissioning provision	15,966
Other long-term liabilities	2,446
Total	226,651
Other Long Term Liabilities [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	38,819
Credit facility	7,200
Interest on credit facility	357
Term loan facility	2,394
Interest and fees on term loan facility	5,843
Royalty payable	2,753
Metals contract liability	21,308
Silver contract liability	13,325
Projected pension contributions	1,286
Decommissioning provision	0
Other long-term liabilities	0
Total	93,285
Other Long Term Liabilities [Member] | 2-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Credit facility	400
Interest on credit facility	0
Term loan facility	18,218
Interest and fees on term loan facility	9,960
Royalty payable	0
Metals contract liability	19,718
Silver contract liability	24,196
Projected pension contributions	2,179
Decommissioning provision	0
Other long-term liabilities	1,570
Total	76,241
Other Long Term Liabilities [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Credit facility	0
Interest on credit facility	0
Term loan facility	32,579
Interest and fees on term loan facility	4,010
Royalty payable	0
Metals contract liability	0
Silver contract liability	0
Projected pension contributions	2,400
Decommissioning provision	0
Other long-term liabilities	289
Total	39,278
Other Long Term Liabilities [Member] | Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Credit facility	0
Interest on credit facility	0
Term loan facility	0
Interest and fees on term loan facility	0
Royalty payable	0
Metals contract liability	0
Silver contract liability	0
Projected pension contributions	1,294
Decommissioning provision	15,966
Other long-term liabilities	587
Total	$ 17,847